TAX RECEIVABLE AGREEMENT (Detail) - USD ($) $ in Thousands		9 Months Ended
	Jul. 20, 2016	Oct. 01, 2016
Initial obligation under tax receivable agreement		$ (254,155)
Additional Paid-In Capital
Initial obligation under tax receivable agreement		$ (254,155)
IPO
Expected future payment to existing stockholders, as percent of cash saving (as a percent)	85.00%
Expected future payments to existing shareholders	$ 254,155
IPO | LIBOR
Margin over reference rate	2.00%
IPO | Additional Paid-In Capital
Initial obligation under tax receivable agreement	$ (254,155)